EQUITY (Details 2) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 64,431	¥ 450,782
Ending balance	64,431	450,782
Other Capital Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	108,452	758,775
Issuance of shares	1,888	13,207
Equity-settled share-based payment	69	483
Ending balance	$ 110,409	¥ 772,465